Cover	12 Months Ended
Jul. 03, 2026
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Aviat Networks, Inc.
Entity Central Index Key	0001377789